Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended																					1 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Feb. 05, 2014	Dec. 31, 2012	Jun. 30, 2007	May 05, 2006	Mar. 24, 2006	May 31, 2006 Series C Preferred Stock [Member]		May 05, 2006 Series C Preferred Stock [Member]	Mar. 24, 2006 Series C Preferred Stock [Member]	Jun. 30, 2014 Preferred Series A [Member]	Dec. 31, 2013 Preferred Series A [Member]	Dec. 31, 2012 Preferred Series A [Member]	Jun. 30, 2007 Preferred Series A [Member]	May 05, 2006 Preferred Series A [Member]	Jun. 30, 2014 Preferred Series B [Member]	Dec. 31, 2013 Preferred Series B [Member]	Dec. 31, 2012 Preferred Series B [Member]	Jun. 30, 2007 Preferred Series B [Member]	May 05, 2006 Preferred Series B [Member]	May 31, 2006 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2013 Preferred Series B [Member]	Mar. 24, 2006 Preferred Series B [Member]	Dec. 31, 2013 Preferred Series A [Member]
Issuance of common stock, shares																						9,447,100	9,447,100
Issuance of preferred stock						92,582,802				42,028,338	13,859,324	0	0	0		14,440,920	0	20,237,459	20,237,459		11,113,544				11,113,544
Issuance of preferred stock issued additional			30,420,148					704,225	[1]		704,225
Common stock shares, authorized	150,000,000	400,000,000		150,000,000	150,000,000	127,000,000	10,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Excess of shraes authorized					245,673,568	219,582,802
Prferred stock shares authorized					95,673,568	92,582,802						0	40,118,013	40,118,013	40,118,013		0	55,555,555	55,555,555	55,555,555
Preferrd stock un issued shares						25,000,000
Class of stock par value					$ 0.001	$ 0.001
Percentage of divident rate preferred stock series	8.50%
Ownership stock price per share																								$ 0.45		$ 0.33
Non assessable preferred stock price per share																								$ 0.45		$ 0.33
Common Stock deliverable upon conversion																								$ 0.45		$ 0.33

[1]	These shares were subsequently converted into 40,118,013 shares of Series A Preferred Stock.